Restructuring and Other Charges (Restructuring and Related Costs Tables) (Details) - USD ($) $ in Millions		3 Months Ended						12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges								$ 54		$ 252		$ 846
Early debt extinguishment costs (see Note 13)
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			$ 29				$ 207	29		207		276
India packaging evaluation write-off
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges			$ 17					17
Gain on sale of investment in Arizona Chemical
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges				$ (8)				(8)
Riegelwood mill conversion costs net of proceeds from the sale of Carolina Coated Bristols brand (a)
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	[1]							9
Turkey mill closure
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges		$ 7						$ 7	[2]
Timber monetization restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges					$ (1)	$ 17				16
Legal liability reserve adjustment
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges										15
Netting (gain) loss on sale of Carolina Papers brand name and the Riegelwood mill conversion costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges				$ 9	15	7	(14)			8	[3]
Courtland mill shutdown (a)
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	[4]											554
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges					$ 4	$ 1	$ 1			$ 6		$ 16	[5]

[1]	Includes $3 million of accelerated depreciation, $3 million of inventory write-off charges and $3 million of other charges.
[2]	Includes $4 million of accelerated depreciation and $3 million of severance charges which is related to 85 employees.
[3]	Includes $5 million of severance charges, which is related to 69 employees, $24 million of accelerated depreciation, sale proceeds of $22 million and $1 million of other charges.
[4]	Includes $464 million of accelerated depreciation, $24 million of inventory impairment charges, $26 million of severance charges related to 49 employees and $40 million of other charges which are recorded in the Printing Papers segment.
[5]	Includes $15 million of severance charges related to 908 employees.